Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accrued Liabilities And Other Liabilities Disclosure Current

	As of December 31,
	2022	2023
	RMB	RMB
Advance from shippers and truckers (1)	778,247	949,981
Salaries and welfare payables	338,281	349,966
Deposit from truckers for value added services	23,421	23,243
Accrued rental and other service fees	80,667	133,149
Accrual for construction in progress	27,505	55,743
Accrued liabilities for settlement in principle of class actions	—	72,598
Proceeds prepaid by investors of a subsidiary	—	90,000
Others	53,039	48,565

Total	1,301,160	1,723,245

(1)	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage services and value-added services.